PREPAID EXPENSES (Details) - Deferred Costs, Capitalized, Prepaid, and Other Assets - USD ($)	Feb. 28, 2019	May 31, 2018	May 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets [Abstract]
Prepaid legal fees	$ 16,410	$ 1,410	$ 1,410
Total	$ 712,739	$ 1,410	$ 1,410